Share Based Payment Arrangements - Additional Information (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 20, 2021 Party $ / shares	Apr. 27, 2021 Party $ / shares	Feb. 08, 2021 Decimal Party $ / shares	Jul. 27, 2020 shares	Feb. 07, 2020 Decimal Party $ / shares	Dec. 31, 2021 USD ($) Party shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of exercise for stock options exercised | $ / shares						$ 87.65	$ 33.78
Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, Options outstanding						1,669,767	2,502,339
Stock Option Plan (Equity-settled)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum number of shares issuable upon exercise of options granted						5,979,201
Share-based compensation award, vesting period				3 years		3 years
Compensation expense | $						$ 1.0	$ 1.7
Number of share options granted				99,485		0
Share-based compensation award, expiration period				7 years
Stock Option Plan (Equity-settled) | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options granted				99,485
Deferred Share Unit
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 0.0	1.1
Mark-to-market gain (loss) in personnel expenses | $						(22.9)	(6.5)
Deferred Share Unit | Trade and Other Payables
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Liabilities from share-based payment transactions | $						34.4	19.2
Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 8.2	$ 3.7
Number of equity instruments granted						125,000	145,000
Weighted average price per share repurchased common shares | $ / shares						$ 107.76	$ 53.10
Share repurchase premium | $						$ 18.9	$ 4.5
Number of outstanding instruments						272,000	299,000	239,000
Restricted Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party	34,221	12,924	78,122		145,218
Fair value of RSU granted, per unit | $ / shares	$ 103.66	$ 77.32	$ 70.59		$ 32.41
Restricted Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments						171,222	196,343
Restricted Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Party	34,221	7,847	51,328		95,358
Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 6.2	$ 1.6
Number of equity instruments granted						78,000	145,000
Number of outstanding instruments						226,000	147,000
Performance Share Units | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal			78,122		145,218
Fair value of RSU granted, per unit | $ / shares			$ 89.64		$ 32.41
Performance Share Units | Equity Incentive Plan | Monte Carlo simulation model [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of PSU granted per share | $ / shares						$ 105.53	$ 50.35
Performance Share Units | Key Management Personnel
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of outstanding instruments						138,141	96,984
Performance Share Units | Key Management Personnel | Equity Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of equity instruments granted | Decimal			51,328		95,358
Director Compensation Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense | $						$ 1.1